Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

7. INVENTORIES

As of December 31, 2019 and 2018, inventories consist of:

	December 31, 2019	December 31, 2018
Raw materials	$3,437	$3,482
Finished goods	453,634	628,439
Cost of projects	49,233	152,131
	$506,304	$784,052
Allowance for slow-moving or obsolete inventories	(203,366)	(90,375)
Inventories, net	$302,938	$693,677

For the year ended December 31, 2019, 2018, and 2017, impairments expense for obsolete inventories were approximately $115,000, $30,000 and $177,000, respectively.